Bank Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Bank Line of Credit [Abstract]
Bank Line of Credit [Text Block]
11.	Bank Line of Credit

A subsidiary of the Company has a line of credit with a bank that is authorized to $3,000,000 and payable on demand. The interest rate is variable and is 0.75% plus prime with a minimum rate of 5.87% per annum. The line of credit is subject to an annual review and certain covenants. As of March 31, 2016 and December 31, 2015, the outstanding balance was $3,000,000 with interest payable at 5.87% per annum. Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member. As of the date of this report, the Company was one month in arrears on scheduled monthly interest payments on the line of credit.

3. Bank Line of Credit

The Company has a line of credit that is authorized to $3,000,000 and payable on demand. The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%. As of December 31, 2015 and 2014, the balance was $3,000,000, respectively. During both periods, the interest rate payable was 5.87% and all covenants had been met. Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member.